Investment Securities - Amortized Cost and Estimated Fair Value of Securities Available-for-Sale (Detail) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 267,308,756	$ 178,392,462
Gross Unrealized Gains	3,078,262	3,873,333
Gross Unrealized Losses	3,122,615	2,520,665
Estimated Fair Value	267,264,403	179,745,130
Obligations of U.S. Government Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	83,826,411	77,996,980
Gross Unrealized Gains	1,100
Gross Unrealized Losses	1,577,145	2,035,905
Estimated Fair Value	82,250,366	75,961,075
Mortgage-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	92,602,875	12,501,990
Gross Unrealized Gains	467,693	824,844
Gross Unrealized Losses	1,348,603
Estimated Fair Value	91,721,965	13,326,834
State, County and Municipal [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	87,948,336	84,896,091
Gross Unrealized Gains	2,609,469	3,048,489
Gross Unrealized Losses	181,442	360,082
Estimated Fair Value	90,376,363	87,584,498
Other Investments [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	2,931,134	2,997,401
Gross Unrealized Losses	15,425	124,678
Estimated Fair Value	$ 2,915,709	$ 2,872,723